Investment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Investment [Line Items]
Impairment losses recognized	$ 49	$ (71)	$ 31	$ (64)
Braskem S.A. [member]
Investment [Line Items]
Amount of investment	$ 3,685		3,685
Impairment losses recognized			$ 0
Braskem S.A. [member] | Common Stock 1 [Member]
Investment [Line Items]
Percentage of investments			47.00%
Percentage of investments			3.00%
Braskem S.A. [member] | Preferred stock 1 [Member]
Investment [Line Items]
Percentage of investments			22.00%